Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Macro Capital Opportunities Portfolio
Entity Central Index Key	0001588812
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000134926
Shareholder Report [Line Items]
Fund Name	Global Macro Capital Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↑ An overweight exposure to Greek equities — which benefited from business-friendly labor and judicial reforms — contributed to Index-relative performance

↑ An overweight exposure to South Korean equities contributed to Index-relative returns amid strong political movement toward market reforms. However, after parliamentary elections raised concerns about the support for such reform measures, the Fund sold its position in South Korean stocks

↑ An out-of-Index exposure to Vietnamese equities ― which benefited from Vietnam’s growing standing as an option to Chinese manufacturing ― aided returns

↓ An underweight exposure to Chinese equities hurt relative returns. Although Chinese stocks performed poorly during much of the period, they rallied sharply in September 2024 after the government announced new economic stimulus measures

↓ An underweight exposure to Peruvian stocks, which were sold by period-end, hurt returns as the country’s economic growth and stock prices recovered in 2024

↓ An underweight exposure to South African equities hurt returns as markets rallied after presidential election results were viewed as positive for investors

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Global Macro Capital Opportunities Portfolio	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/14	$10,000	$10,000	$10,000	$10,000	$10,000
11/14	$9,770	$9,894	$9,732	$9,922	$9,542
12/14	$9,471	$9,438	$9,204	$9,245	$9,158
1/15	$9,421	$9,495	$8,915	$9,041	$8,785
2/15	$9,611	$9,789	$9,206	$9,365	$9,042
3/15	$9,391	$9,650	$9,007	$9,136	$8,873
4/15	$9,972	$10,392	$9,449	$9,689	$9,206
5/15	$9,712	$9,976	$9,088	$9,296	$8,878
6/15	$9,541	$9,717	$9,008	$9,140	$8,869
7/15	$9,181	$9,043	$8,692	$8,766	$8,610
8/15	$8,340	$8,225	$8,036	$7,947	$8,116
9/15	$8,080	$7,978	$7,801	$7,663	$7,932
10/15	$8,600	$8,547	$8,124	$8,016	$8,222
11/15	$8,320	$8,213	$7,691	$7,517	$7,858
12/15	$8,217	$8,030	$7,643	$7,445	$7,834
1/16	$7,715	$7,509	$7,183	$7,059	$7,298
2/16	$7,664	$7,497	$7,351	$7,141	$7,553
3/16	$8,186	$8,489	$7,952	$8,114	$7,760
4/16	$8,197	$8,535	$8,172	$8,316	$7,998
5/16	$8,217	$8,217	$8,024	$7,931	$8,078
6/16	$8,484	$8,545	$7,986	$8,131	$7,797
7/16	$8,770	$8,975	$8,232	$8,531	$7,893
8/16	$8,945	$9,198	$8,216	$8,595	$7,804
9/16	$9,139	$9,317	$8,306	$8,564	$8,004
10/16	$9,088	$9,339	$8,351	$8,691	$7,972
11/16	$8,873	$8,909	$7,986	$8,086	$7,830
12/16	$8,925	$8,929	$8,218	$8,334	$8,043
1/17	$9,296	$9,417	$8,636	$8,628	$8,579
2/17	$9,482	$9,705	$8,713	$8,814	$8,547
3/17	$9,781	$9,950	$8,901	$8,975	$8,758
4/17	$9,987	$10,168	$9,072	$9,216	$8,860
5/17	$10,348	$10,469	$9,401	$9,492	$9,239
6/17	$10,451	$10,574	$9,439	$9,509	$9,295
7/17	$10,750	$11,205	$9,750	$9,937	$9,491
8/17	$10,863	$11,455	$10,029	$10,137	$9,841
9/17	$10,915	$11,409	$10,053	$9,979	$10,042
10/17	$11,317	$11,809	$10,162	$10,074	$10,165
11/17	$11,389	$11,833	$10,173	$9,977	$10,283
12/17	$11,729	$12,257	$10,617	$10,536	$10,605
1/18	$12,502	$13,279	$11,296	$11,281	$11,213
2/18	$11,997	$12,667	$10,986	$10,831	$11,046
3/18	$12,172	$12,431	$10,976	$10,713	$11,146
4/18	$11,925	$12,376	$10,831	$10,766	$10,795
5/18	$11,481	$11,938	$9,944	$9,996	$9,800
6/18	$11,080	$11,442	$9,644	$9,747	$9,453
7/18	$11,255	$11,693	$10,005	$10,118	$9,799
8/18	$10,925	$11,377	$9,568	$9,781	$9,271
9/18	$10,791	$11,316	$9,560	$9,770	$9,266
10/18	$10,039	$10,331	$9,116	$9,207	$8,938
11/18	$10,307	$10,757	$9,307	$9,393	$9,132
12/18	$10,019	$10,472	$9,087	$9,223	$8,865
1/19	$10,645	$11,389	$9,697	$10,023	$9,286
2/19	$10,698	$11,414	$9,703	$9,955	$9,361
3/19	$10,772	$11,510	$9,733	$9,897	$9,474
4/19	$10,815	$11,752	$9,826	$10,070	$9,490
5/19	$10,433	$10,900	$9,724	$9,642	$9,695
6/19	$11,016	$11,580	$10,086	$10,139	$9,918
7/19	$10,878	$11,438	$10,182	$10,078	$10,167
8/19	$10,401	$10,881	$9,755	$9,393	$10,005
9/19	$10,486	$11,088	$9,747	$9,561	$9,810
10/19	$10,772	$11,556	$9,921	$9,826	$9,889
11/19	$10,793	$11,540	$9,962	$9,771	$10,024
12/19	$11,280	$12,401	$10,486	$10,375	$10,460
1/20	$10,890	$11,823	$10,272	$9,959	$10,454
2/20	$10,403	$11,199	$9,486	$9,019	$9,839
3/20	$8,270	$9,474	$7,361	$6,959	$7,678
4/20	$8,909	$10,342	$7,981	$7,662	$8,195
5/20	$9,180	$10,421	$8,313	$7,861	$8,665
6/20	$9,537	$11,187	$8,549	$8,176	$8,810
7/20	$9,894	$12,187	$8,740	$8,598	$8,749
8/20	$10,381	$12,457	$9,134	$8,664	$9,470
9/20	$10,370	$12,257	$8,990	$8,327	$9,541
10/20	$10,457	$12,509	$8,966	$8,195	$9,641
11/20	$11,648	$13,666	$9,813	$9,408	$10,035
12/20	$12,798	$14,671	$10,478	$10,146	$10,609
1/21	$12,928	$15,121	$10,445	$10,043	$10,649
2/21	$13,155	$15,236	$10,519	$10,172	$10,663
3/21	$13,101	$15,006	$10,524	$10,153	$10,694
4/21	$13,480	$15,380	$10,974	$10,325	$11,426
5/21	$13,990	$15,737	$11,418	$10,746	$11,884
6/21	$14,141	$15,764	$11,485	$10,586	$12,202
7/21	$13,924	$14,703	$11,382	$10,429	$12,163
8/21	$14,195	$15,088	$11,874	$11,072	$12,466
9/21	$13,816	$14,488	$11,740	$10,691	$12,613
10/21	$14,174	$14,631	$12,133	$10,977	$13,120
11/21	$14,087	$14,035	$11,566	$10,457	$12,515
12/21	$14,515	$14,298	$11,826	$10,771	$12,702
1/22	$14,359	$14,027	$11,768	$11,045	$12,254
2/22	$13,858	$13,608	$11,434	$10,905	$11,715
3/22	$13,613	$13,301	$11,593	$11,223	$11,698
4/22	$13,146	$12,561	$11,097	$10,568	$11,381
5/22	$13,357	$12,616	$10,755	$10,590	$10,656
6/22	$12,322	$11,778	$9,860	$9,392	$10,087
7/22	$12,344	$11,749	$10,040	$9,618	$10,213
8/22	$12,667	$11,798	$10,146	$9,646	$10,397
9/22	$11,565	$10,415	$9,241	$8,820	$9,435
10/22	$11,777	$10,091	$9,298	$9,308	$9,028
11/22	$12,667	$11,588	$9,982	$10,195	$9,496
12/22	$12,391	$11,425	$9,855	$10,085	$9,356
1/23	$13,521	$12,328	$10,347	$10,639	$9,778
2/23	$13,285	$11,528	$10,067	$10,326	$9,535
3/23	$13,368	$11,877	$10,140	$10,356	$9,646
4/23	$13,591	$11,743	$10,287	$10,605	$9,695
5/23	$13,568	$11,546	$10,119	$10,327	$9,633
6/23	$14,403	$11,984	$10,469	$10,805	$9,851
7/23	$15,368	$12,730	$11,178	$11,517	$10,537
8/23	$14,886	$11,946	$10,870	$10,988	$10,442
9/23	$14,392	$11,633	$10,520	$10,696	$10,046
10/23	$13,674	$11,181	$10,045	$10,350	$9,463
11/23	$14,921	$12,076	$10,825	$11,222	$10,136
12/23	$15,584	$12,548	$11,254	$11,770	$10,444
1/24	$15,500	$11,966	$11,266	$11,678	$10,549
2/24	$16,280	$12,535	$11,373	$11,894	$10,555
3/24	$16,640	$12,845	$11,606	$11,885	$10,993
4/24	$16,640	$12,903	$11,394	$11,807	$10,665
5/24	$16,688	$12,976	$11,654	$11,901	$11,066
6/24	$17,216	$13,488	$11,686	$11,969	$11,064
7/24	$17,492	$13,528	$11,946	$12,280	$11,270
8/24	$17,720	$13,746	$12,201	$12,559	$11,494
9/24	$17,744	$14,664	$12,420	$12,935	$11,562
10/24	$16,989	$14,012	$12,111	$12,364	$11,497

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Global Macro Capital Opportunities Portfolio	24.31%	9.53%	5.44%
MSCI Emerging Markets Index (net of foreign withholding taxes)Footnote Reference1	25.32%	3.93%	3.43%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	19.46%	4.70%	2.14%
MSCI Frontier Markets Index (net of foreign withholding taxes)	21.49%	3.06%	1.40%
Blended IndexFootnote Reference2	20.57%	4.06%	1.93%

AssetsNet	$ 1,145,240,550
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 8,033,863
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,145,240,550
# of Portfolio Holdings	541
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$8,033,863

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.7%
Argentina	4.9%
Malaysia	5.6%
South Africa	5.7%
Taiwan	5.9%
United States	6.3%
Vietnam	6.8%
Poland	7.2%
United Arab Emirates	7.4%
India	13.2%
Greece	13.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	1.9%
Eurobank Ergasias Services & Holdings SA, Class A	1.6%
Georgia Capital PLC	1.3%
Nova Ljubljanska Banka DD GDR	1.3%
Bank of Georgia Group PLC	1.3%
TBC Bank Group PLC	1.2%
Piraeus Financial Holdings SA	1.2%
Grupo Financiero Galicia SA	1.2%
Total	16.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122